Business Combinations - Summary of Net Cash used in the transaction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Jun. 01, 2018	Mar. 31, 2017
OvakoAB [member]
Disclosure of detailed information about business combination [line items]
Cash consideration transferred	¥ 51,767	¥ 51,767
Cash and cash equivalents held by the acquiree at the acquisition date	(5,961)
Net cash provided in the transaction	45,805
Sanyo Special Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Cash consideration transferred	67,235
Cash and cash equivalents held by the acquiree at the acquisition date	(79,196)
Net cash provided in the transaction	¥ (11,961)
Nisshin Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Cash consideration transferred			¥ 75,972
Cash and cash equivalents held by the acquiree at the acquisition date			(23,079)
Net cash provided in the transaction			¥ 52,892